UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wilkinson O Grady & Co., Inc.
Address: 499 Park Avenue
         7th Floor
         New York, NY  10022

13F File Number:  28-04930

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Wilkinson
Title:     Chief Compliance Officer
Phone:     212-644-5252

Signature, Place, and Date of Signing:

     /s/ Charles Wilkinson     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $474,619 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      384    24325 SH       SOLE                    24325        0        0
ABBOTT LABS                    COM              002824100     6112   129942 SH       SOLE                   129942        0        0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     9942   310695 SH       SOLE                   310695        0        0
APACHE CORP                    COM              037411105    26746   370704 SH       SOLE                   370704        0        0
APPLE INC                      COM              037833100    36025   252934 SH       SOLE                   252934        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303      343    23200 SH       SOLE                    23200        0        0
BANK OF AMERICA CORPORATION    COM              060505104      520    39400 SH       SOLE                    39400        0        0
BERKLEY W R CORP               COM              084423102     1994    92875 SH       SOLE                    92875        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    16727   305620 SH       SOLE                   305620        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1206    16395 SH       SOLE                    16395        0        0
CAMECO CORP                    COM              13321L108     1418    55390 SH       SOLE                    55390        0        0
CARRIZO OIL & CO INC           COM              144577103     2259   131745 SH       SOLE                   131745        0        0
CELGENE CORP                   COM              151020104     8457   176770 SH       SOLE                   176770        0        0
CENTRAL EUROPEAN DIST CORP     COM              153435102      717    27000 SH       SOLE                    27000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      254    12800 SH       SOLE                    12800        0        0
CHEVRON CORP NEW               COM              166764100      675    10188 SH       SOLE                    10188        0        0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106     6634   119657 SH       SOLE                   119657        0        0
CHUBB CORP                     COM              171232101     1700    42640 SH       SOLE                    42640        0        0
CISCO SYS INC                  COM              17275R102      300    16095 SH       SOLE                    16095        0        0
CNOOC LTD                      SPONSORED ADR    126132109     1396    11350 SH       SOLE                    11350        0        0
COLGATE PALMOLIVE CO           COM              194162103     2306    32595 SH       SOLE                    32595        0        0
CONSOLIDATED EDISON INC        COM              209115104      408    10900 SH       SOLE                    10900        0        0
CORE LABORATORIES N V          COM              N22717107      951    10910 SH       SOLE                    10910        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1198    14420 SH       SOLE                    14420        0        0
DOLLAR TREE INC                COM              256746108    10785   256180 SH       SOLE                   256180        0        0
ENCANA CORP                    COM              292505104      689    13926 SH       SOLE                    13926        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      419    19500 SH       SOLE                    19500        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      364    14585 SH       SOLE                    14585        0        0
EOG RES INC                    COM              26875P101    22581   332467 SH       SOLE                   332467        0        0
EXPRESS SCRIPTS INC            COM              302182100     6521    94845 SH       SOLE                    94845        0        0
EXXON MOBIL CORP               COM              30231G102     8920   127593 SH       SOLE                   127593        0        0
FAMILY DLR STORES INC          COM              307000109    32869  1161450 SH       SOLE                  1161450        0        0
FLIR SYS INC                   COM              302445101      988    43800 SH       SOLE                    43800        0        0
FLUOR CORP NEW                 COM              343412102     5055    98560 SH       SOLE                    98560        0        0
FOSTER WHEELER AG              COM              H27178104    15561   655200 SH       SOLE                   655200        0        0
GERDAU S A                     SPONSORED ADR    373737105     1251   119450 SH       SOLE                   119450        0        0
GOLDCORP INC NEW               COM              380956409      639    18400 SH       SOLE                    18400        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     5229    50700 SH       SOLE                    50700        0        0
IMPERIAL OIL LTD               COM NEW          453038408    25059   651570 SH       SOLE                   651570        0        0
INTEL CORP                     COM              458140100      534    32267 SH       SOLE                    32267        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      727     6966 SH       SOLE                     6966        0        0
JOHNSON & JOHNSON              COM              478160104     4976    87602 SH       SOLE                    87602        0        0
LINEAR TECHNOLOGY CORP         COM              535678106      390    16720 SH       SOLE                    16720        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     1071    30800 SH       SOLE                    30800        0        0
MCDONALDS CORP                 COM              580135101     3562    61960 SH       SOLE                    61960        0        0
MERCK & CO INC                 COM              589331107      355    12700 SH       SOLE                    12700        0        0
MICROSOFT CORP                 COM              594918104     2336    98269 SH       SOLE                    98269        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      507    18150 SH       SOLE                    18150        0        0
MONSANTO CO NEW                COM              61166W101     5956    80125 SH       SOLE                    80125        0        0
NATIONAL OILWELL VARCO INC     COM              637071101    18823   576330 SH       SOLE                   576330        0        0
NEWMONT MINING CORP            COM              651639106      422    10335 SH       SOLE                    10335        0        0
NOBLE ENERGY INC               COM              655044105      503   400000 SH       SOLE                   400000        0        0
PEAPACK-GLADSTONE FINL CORP    COM              704699107      215    11708 SH       SOLE                    11708        0        0
PEPSICO INC                    COM              713448108     2931    53330 SH       SOLE                    53330        0        0
PFIZER INC                     COM              717081103      500    33334 SH       SOLE                    33334        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      484    16265 SH       SOLE                    16265        0        0
PROSHARES TR                   PSHS ULTRSHT O&G 74347R586     3947   210500 SH       SOLE                   210500        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     3098    56000 SH       SOLE                    56000        0        0
QUALCOMM INC                   COM              747525103     1351    29894 SH       SOLE                    29894        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105    13065   557135 SH       SOLE                   557135        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      631    12567 SH       SOLE                    12567        0        0
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      267    18560 SH       SOLE                    18560        0        0
SCHEIN HENRY INC               COM              806407102     9586   199910 SH       SOLE                   199910        0        0
SCHLUMBERGER LTD               COM              806857108    15036   277880 SH       SOLE                   277880        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     4457   254130 SH       SOLE                   254130        0        0
SIGMA ALDRICH CORP             COM              826552101     7047   142200 SH       SOLE                   142200        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    33970   372565 SH       SOLE                   372565        0        0
STRYKER CORP                   COM              863667101      732    18420 SH       SOLE                    18420        0        0
SUNCOR ENERGY INC              COM              867229106    27669   911965 SH       SOLE                   911965        0        0
SYNGENTA AG                    SPONSORED ADR    87160A100     7169   154100 SH       SOLE                   154100        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     8736   117597 SH       SOLE                   117597        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102     6566   473400 SH       SOLE                   473400        0        0
UNIVERSAL HEALTH RLTY INCM T   SH BEN INT       91359E105      662    20995 SH       SOLE                    20995        0        0
VALE S A                       ADR              91912E105    19243  1091509 SH       SOLE                  1091509        0        0
WALGREEN CO                    COM              931422109      294    10000 SH       SOLE                    10000        0        0
WELLS FARGO & CO NEW           COM              949746101     1199    49437 SH       SOLE                    49437        0        0